Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable

7. Notes Payable

Convertible Notes Payable

The convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory notes would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The Company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes.

Secured Convertible Note and Warrant

On October 24, 2014, the Company issued a convertible promissory note in the amount of $5,000,000 (the “Convertible Note”) to Hankey Capital, LLC (“Hankey Capital”). The Convertible Note matures on October 24, 2017 (the “Maturity Date”) and bears interest at an annual rate of interest of the “prime rate” (as quoted in the "Money Rates" section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in their sole discretion, to convert the Convertible Note into shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), at a conversion rate equal to the greater of (i) $1.58 per share and (ii) 70% of the average daily price for the Common Stock as measured over the course of the 60 day period prior to the conversion.

The Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50% (the “Collateral”). 6,329,114 shares were issued upon closing the Convertible Note. The number of shares in the Collateral shall be adjusted on a yearly basis. The shares representing the Collateral contain a restrictive legend. The Company shall seek to register the Collateral shares initially delivered on the date of the Convertible Note pursuant to the Registration Rights Agreement described below. Upon the effectiveness of such Registration Statement, the Company will remove the restrictive legends from the Collateral shares so long as Hankey Capital agrees in any event not to sell any Collateral shares if Hankey Capital is notified that the Registration Statement is no longer effective. Hankey Capital may hold the Collateral in any brokerage account of its choosing, but shall not transfer, sell or otherwise dispose of any Collateral, except during the existence of an Event of Default, as defined in the Convertible Note. The Convertible Note is further secured by collateral assignments of all the Company’s license agreements.

The principal amount of the loan is pre-payable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital shall return Collateral shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all Collateral shares shall be returned return and cancelled. Hankey Capital shall also return Collateral shares under the same terms in case of partial or full conversion of the Convertible Note.

The Company paid a commitment fee in the amount of $150,000 (3% of the original principal amount of the loan) to Hankey Capital. The Company intends to use the proceeds of the Convertible Note for working capital and general corporate purposes.

On October 24, 2014, the Company also issued a warrant to Hankey Capital for 3,955,697 shares of Common Stock at an exercise price per share of $1.58 (the “Warrant”). The Warrant will expire on October 24, 2017. The Warrant also includes such other terms that are normal and customary for warrants of this type.

Registration Rights Agreement

On October 24, 2014, the Company entered into a Registration Rights Agreement with Hankey Capital, for certain demand registration rights and unlimited piggyback registration rights for the shares underlying the Convertible Note and the Warrant, and subject to an agreed lock up period. Pursuant to the Registration Rights Agreement, Hankey Capital may at any time request registration of their registrable shares. Within 30 days of such demand, the Company will provide written notice of such request to all other holders of registrable securities and will include in such registration all registrable shares with respect to which the Company has received written requests for inclusion within twenty-five (25) days after delivery of the Company’s notice. The Company has agreed to pay all registration expenses relating to up to three long-form registrations or short-form registrations for Hankey Capital.

Whenever the Company proposes to register any of its securities under the Securities Act (other than pursuant to a demand registration under the Registration Rights Agreement) and the registration form to be used may be used for the registration of any registrable shares, the Company will give prompt written notice to all holders of the registrable shares of its intention to effect such a registration and will include in such registration all registrable shares (in accordance with the priorities set forth in the Registration Rights Agreement) with respect to which the Company has received written requests for inclusion within fifteen (15) days after the delivery of the Company’s notice. Pursuant to Registration Rights Agreement, holders of registrable shares and the Company agree not to effect any public sale or distribution of equity securities of the Company, or any securities convertible into or exchangeable or exercisable for such securities, during the six (6) months following, the effective date of the Company’s merger with Bone Biologics, Inc. on September 19, 2014.

On October 24, 2014, Forefront Capital was issued a warrant to purchase 126,582 shares of Common Stock upon completion of the Hankey Capital Convertible Note.

The total debt discount costs related to our outstanding debt for the three months ended March 31, 2015 and 2014, was $119,542 and $47,306, respectively. These costs were amortized to interest expense. The unamortized debt discount at March 31, 2015 was $1,235,264. The cost is expected to be recognized over a period of 2.5 years. The unamortized debt discount at December 31, 2014 was $1,354,806.

7.  Notes Payable

Convertible Notes Payable

The convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory notes would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The Company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes.

Bridge Notes

In June 2013, the Company borrowed $100,000 from Orthofix, Corp. under the April Bridge Financing, and in September 2013 and October 2013 the Company borrowed $50,000 from AFH and an additional $150,000 from Orthofix, Corp. under the September Bridge Financing. The convertible promissory notes accrue interest at a rate of 12% per year and payable per quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount divided by $1.00 was issued to the Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. These notes were converted into Common Stock on September 19, 2014.

Orthofix Subsequent Financing

On July 1, 2014, (i) Orthofix purchased $500,000 worth of Bone Biologics Common Stock or the Subsequent Orthofix Shares; (ii) was issued the Subsequent Orthofix Convertible Promissory Notes in the principal amount of $500,000 (which includes the assignment of a $250,000 2014 note from MTF) and convertible into 666,666 worth of the Company’s Common Stock at $0.75 per share; and (iii) was issued the Subsequent Orthofix Warrants (including the assignment of warrants by MTF issued in connection with a 2014 note) which were exercisable for 333,334 shares of Bone Biologics Common Stock at an exercise price per share of $1.50 (the “Orthofix Subsequent Financing”). Upon subscribing for the Subsequent Orthofix Shares, the Subsequent Orthofix Convertible Promissory Notes and accrued interest converted into a combined total of 668,904 shares of Bone Biologics Common Stock in accordance with the terms of the Subsequent Orthofix Convertible Promissory Notes.

At the closing of the Subsequent Orthofix Shares and Notes, AFH Advisory was entitled to receive warrants to purchase up to 500,000 shares of Common Stock of the Company (See Note 7).

Secured Convertible Note and Warrant

On October 24, 2014, Bone issued a convertible promissory note in the amount of $5,000,000 (the “Convertible Note”) to Hankey Capital, LLC (“Hankey Capital”). The Convertible Note matures on October 24, 2017 (the “Maturity Date”) and bears interest at an annual rate of interest of the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in their sole discretion, to convert the Convertible Note into shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), at a conversion rate equal to the greater of (i) $1.58 per share and (ii) 70% of the average daily price for the Common Stock as measured over the course of the 60 day period prior to the conversion.

The Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50% (the “Collateral”). 6,329,114 shares were issued upon closing the Convertible Note. The number of shares in the Collateral shall be adjusted on a yearly basis. The shares representing the Collateral contain a restrictive legend. The Company shall seek to register the Collateral shares initially delivered on the date of the Convertible Note pursuant to the Registration Rights Agreement described below. Upon the effectiveness of such Registration Statement, the Company will remove the restrictive legends from the Collateral shares so long as Hankey Capital agrees in any event not to sell any Collateral shares if Hankey Capital is notified that the Registration Statement is no longer effective. Hankey Capital may hold the Collateral in any brokerage account of its choosing, but shall not transfer, sell or otherwise dispose of any Collateral, except during the existence of an Event of Default, as defined in the Convertible Note. The Convertible Note is further secured by collateral assignments of all the Company’s license agreements.

The principal amount of the loan is pre-payable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital shall return Collateral shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all Collateral shares shall be returned return and cancelled. Hankey Capital shall also return Collateral shares under the same terms in case of partial or full conversion of the Convertible Note.

The Company paid a commitment fee in the amount of 3% of the original principal amount of the loan ($150,000) to Hankey Capital. The Company intends to use the proceeds of the Convertible Note for working capital and general corporate purposes.

On October 24, 2014, the Company also issued a warrant to Hankey Capital for 3,955,697 shares of Common Stock at an exercise price per share of $1.58. The Warrant will expire on October 24, 2017. The Warrant also includes such other terms that are normal and customary for warrants of this type.

Registration Rights Agreement

On October 24, 2014, the Company entered into a Registration Rights Agreement with Hankey Capital, for certain demand registration rights and unlimited piggyback registration rights for the shares underlying the Convertible Note and the Warrant, and subject to an agreed lock up period. Pursuant to the Registration Rights Agreement, Hankey Capital may at any time request registration of their registrable shares. Within 30 days of such demand, the Company will provide written notice of such request to all other holders of registrable securities and will include in such registration all registrable shares with respect to which the Company has received written requests for inclusion within twenty-five (25) days after delivery of the Company’s notice. The Company has agreed to pay all registration expenses relating to up to three long-form registrations or short-form registrations for Hankey Capital.

Whenever the Company proposes to register any of its securities under the Securities Act (other than pursuant to a demand registration under the Registration Rights Agreement) and the registration form to be used may be used for the registration of any registrable shares, the Company will give prompt written notice to all holders of the registrable shares of its intention to effect such a registration and will include in such registration all registrable shares (in accordance with the priorities set forth in the Registration Rights Agreement) with respect to which the Company has received written requests for inclusion within fifteen (15) days after the delivery of the Company’s notice. Pursuant to Registration Rights Agreement, holders of registrable shares and the Company agree not to effect any public sale or distribution of equity securities of the Company, or any securities convertible into or exchangeable or exercisable for such securities, during the six (6) months following, the effective date of the Company’s merger with Bone Biologics, Inc. on September 19, 2014.

On October 24, 2014, Forefront Capital was issued a warrant to purchase 126,582 shares of Common Stock upon completion of the Hankey Capital Convertible Note.